Financial Assets at Fair Value - Summary of Movement of Other Investment (Details) - Other investments - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
At beginning of the year	¥ 255	¥ 256
Addition	132	3
Disposal	(1)	(4)
At end of the year	386	255
Current	37	38
Non-current	¥ 349	¥ 217